Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Significant Accounting Policies [Line Items]
Allowance for accounts receivable	$ 2,011,691		$ 2,082,442
Realizable value, inventories	57,505		56,414
Impairment losses for property, plant and equipment
Refund liabilities	16,191		53,885
Advance from customers	65,057		58,627
Marketing and advertising expenses	745.87	13,222
Accumulated other comprehensive loss	$ (6,060,272)	$ (345,626)	(1,081,123)
Voting interest percentage	10.00%
Cash and cash equivalents	$ 21,166,494		18,099,019
Trademarks [Member]
Significant Accounting Policies [Line Items]
Amortized useful life, term	10 years
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for accounts receivable	$ 2,011,691		$ 2,082,442
Minimum [Member]
Significant Accounting Policies [Line Items]
Interest rates	6.00%
Minimum [Member] | Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Interest rates	16.26%
Maximum [Member]
Significant Accounting Policies [Line Items]
Interest rates	18.00%
Maximum [Member] | Convertible Notes [Member]
Significant Accounting Policies [Line Items]
Interest rates	20.56%